Longterm investments, net - Long-term time deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Long-term investments, net
Long-term investments, net	¥ 3,140,315	$ 481,274	¥ 2,333,745	¥ 418,469	¥ 379,972
Long-term time deposits
Long-term investments, net
Long-term investments, net	¥ 224,752		¥ 215,000	¥ 1,204	¥ 1,198